Right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2025
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

Note 8 — Right-of-use assets and lease liabilities

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Group’s operating leases are mainly related to office facilities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and liability at the present value of lease payments over the term. The Group’s lease agreements do not contain any material guarantees or restrictive covenants. The Group does not have any material finance leases or any sublease activities. Short-term leases, defined as leases with an initial term of 12 months or less, are not reflected on the unaudited condensed consolidated balance sheets.

	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Operating lease expenses	105,879	548,350	76,547

Other information about the Group’s lease is as follows:

	As of December 31,	As of June 30,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Operating cash flows used in operating lease	357,355	575,385	80,321
Right-of-use assets obtained in exchange for new operating lease liabilities	994,972	—	—
Right-of-use assets derecognized for termination of operation lease liabilities	78,588	—	—
Gain from termination of operating lease liabilities	—	—	—
Weighted-average remaining lease term-operating	1.5 years	2.3 years	2.3 years
Weighted-average discount rate-operating	12%	12%	12%

The following is a maturity analysis of the annual undiscounted cash flows for the lease liabilities as of June 30, 2025:

	Operating lease
	RMB	US$
Years ending June 30,
2026	730,968	102,039
2027	504,447	70,418
2028	109,296	15,257
Total undiscounted lease payments	1,344,711	187,714
Less: Imputed interest	(152,744)	(21,322)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	1,191,967	166,392